SEGMENT REPORTING - Summary of reconciliations of total assets of the segments - DIAMOND S SHIPPING INC. AND SUBSIDIARIES (Details) - Diamond S Shipping - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Consolidated total assets	$ 2,117,423	$ 1,649,855
Crude Tankers
Segment Reporting Information [Line Items]
Consolidated total assets	903,175	758,372
Product Carriers
Segment Reporting Information [Line Items]
Consolidated total assets	1,206,214	885,220
Corporate unrestricted cash and cash equivalents
Segment Reporting Information [Line Items]
Consolidated total assets	5,178	2,508
Other unallocated amounts
Segment Reporting Information [Line Items]
Consolidated total assets	$ 2,856	$ 3,755